Commitments and Contingencies - Schedule of Aggregate Commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 25,815	€ 25,778
Lease payments	8,574	13,598
Total	€ 34,389	€ 39,376